GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Goodwill
Impairment of goodwill	$ 0.0
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	793.6	$ 686.2
Acquisitions	143.0	122.1
Acquisition adjustments	5.5
Translation adjustments	43.0	(14.7)
Goodwill, Ending Balance	985.1	793.6
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value	21.2	20.3
Impairment of indefinite-lived intangible assets	0.0
Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 29.0
Mactac Acquisition | Significant Other Unobservable Inputs (Level 3) | Minimum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles		10.50%
Mactac Acquisition | Significant Other Unobservable Inputs (Level 3) | Maximum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles		12.50%
2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 110.0
2017 Acquisitions | Significant Other Unobservable Inputs (Level 3) | Minimum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles	11.00%
2017 Acquisitions | Significant Other Unobservable Inputs (Level 3) | Maximum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles	16.50%
Customer relationships | Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 26.1
Weighted-average amortization period (in years)		15 years
Customer relationships | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 71.5
Weighted-average amortization period (in years)	16 years
Patents and other acquired technology | Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 2.5
Weighted-average amortization period (in years)		4 years
Patents and other acquired technology | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 34.0
Weighted-average amortization period (in years)	8 years
Trade names and trademarks | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 4.2
Weighted-average amortization period (in years)	6 years
Trade names | Mactac Acquisition
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value		$ 13.0
Label and Graphic Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	$ 373.3	277.9
Acquisitions	17.5	107.8
Acquisition adjustments	4.8
Translation adjustments	33.9	(12.4)
Goodwill, Ending Balance	429.5	373.3
Retail Branding and Information Solutions
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	353.9	408.3
Transfer		(53.1)
Translation adjustments	1.5	(1.3)
Goodwill, Ending Balance	355.4	353.9
Accumulated impairment losses	820.0	820.0
Industrial and Healthcare Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	66.4
Acquisitions	125.5	14.3
Acquisition adjustments	0.7
Transfer		53.1
Translation adjustments	7.6	(1.0)
Goodwill, Ending Balance	$ 200.2	$ 66.4